UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® GLOBAL GROWTH FUND

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	3.6%
Accenture PLC, “A”	2.4%
Thermo Fisher Scientific, Inc.	2.2%
Nestle S.A.	2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.0%
NIKE, Inc., “B”	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
Abbott Laboratories	1.8%
Visa, Inc., “A”	1.8%
Roche Holding AG	1.7%

Equity sectors
Consumer Staples	17.0%
Special Products & Services	12.6%
Health Care	11.7%
Technology	11.7%
Retailing	11.2%
Financial Services	8.9%
Leisure	8.3%
Basic Materials	7.0%
Industrial Goods & Services	5.9%
Transportation	2.5%
Autos & Housing	1.3%
Energy	0.6%

Issuer country weightings (x)
United States	58.9%
United Kingdom	10.5%
Switzerland	7.6%
France	6.0%
Japan	2.4%
India	2.2%
Brazil	1.9%
Taiwan	1.9%
China	1.7%
Other Countries	6.9%

Currency exposure weightings (y)
United States Dollar	59.5%
British Pound Sterling	12.0%
Euro	7.8%
Swiss Franc	7.6%
Japanese Yen	2.4%
Indian Rupee	2.2%
Brazilian Real	1.9%
Taiwan Dollar	1.9%
Chinese Renminbi	1.7%
Other Currencies	3.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.26%	$1,000.00	$1,125.90	$6.64
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
B	Actual	2.01%	$1,000.00	$1,121.85	$10.57
	Hypothetical (h)	2.01%	$1,000.00	$1,014.83	$10.04
C	Actual	2.01%	$1,000.00	$1,121.86	$10.57
	Hypothetical (h)	2.01%	$1,000.00	$1,014.83	$10.04
I	Actual	1.05%	$1,000.00	$1,127.39	$5.54
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.01%	$1,000.00	$1,121.77	$10.57
	Hypothetical (h)	2.01%	$1,000.00	$1,014.83	$10.04
R2	Actual	1.51%	$1,000.00	$1,124.39	$7.95
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
R3	Actual	1.26%	$1,000.00	$1,125.85	$6.64
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
R4	Actual	1.02%	$1,000.00	$1,127.02	$5.38
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
R6	Actual	0.94%	$1,000.00	$1,127.70	$4.96
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian during the six month period. Had this one-time Reimbursement of Expenses by Custodian not occurred during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.40%, $7.38, and $7.00 for Class A, 2.15%, $11.31, and $10.74 for Class B, 2.15%, $11.31, and $10.74 for Class C, 1.15%, $6.07, and $5.76 for Class I, 2.15%, $11.31, and $10.74 for Class R1, 1.65%, $8.69, and $8.25 for Class R2, 1.40%, $7.38, and $7.00 for Class R3, 1.15%, $6.06, and $5.76 Class R4, and 1.07%, $5.64, and $5.36 for Class R6, respectively (See Note 2 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)
Aerospace - 1.9%
Rolls-Royce Holdings PLC	255,549	$2,687,616
United Technologies Corp.	17,629	2,097,675

		$4,785,291
Airlines - 0.9%
Aena S.A.	13,142	$2,319,124

Alcoholic Beverages - 4.3%
AmBev S.A., ADR	552,817	$3,167,641
Carlsberg Group	14,466	1,443,793
Diageo PLC	84,524	2,459,367
Pernod Ricard S.A.	31,569	3,949,475

		$11,020,276
Apparel Manufacturers - 5.8%
Burberry Group PLC	88,357	$1,847,061
Compagnie Financiere Richemont S.A.	12,711	1,062,231
LVMH Moet Hennessy Louis Vuitton SE	20,479	5,052,711
NIKE, Inc., “B”	87,319	4,838,346
VF Corp.	38,970	2,128,931

		$14,929,280
Broadcasting - 0.4%
Walt Disney Co.	9,495	$1,097,622

Brokerage & Asset Managers - 1.7%
Blackstone Group LP	104,880	$3,234,499
Charles Schwab Corp.	28,437	1,104,777

		$4,339,276
Business Services - 12.6%
Accenture PLC, “A”	50,900	$6,174,170
Brenntag AG	14,303	848,189
Cognizant Technology Solutions Corp., “A” (a)	65,808	3,963,616
Compass Group PLC	185,563	3,744,516
Equifax, Inc.	21,761	2,944,481
Experian Group Ltd.	150,823	3,240,789
Fidelity National Information Services, Inc.	42,468	3,575,381
Fiserv, Inc. (a)	19,823	2,361,712

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Intertek Group PLC	51,864	$2,731,305
Verisk Analytics, Inc., “A” (a)	31,140	2,578,703

		$32,162,862
Chemicals - 2.4%
Monsanto Co.	30,862	$3,598,818
PPG Industries, Inc.	23,474	2,578,384

		$6,177,202
Computer Software - 0.4%
Dassault Systemes S.A.	12,815	$1,143,692

Computer Software - Systems - 1.2%
Apple, Inc.	21,240	$3,051,126

Construction - 1.3%
Sherwin-Williams Co.	10,034	$3,358,179

Consumer Products - 7.5%
Colgate-Palmolive Co.	38,116	$2,745,877
Coty, Inc., “A”	126,139	2,251,581
Estee Lauder Cos., Inc., “A”	50,487	4,399,437
Kose Corp.	33,800	3,204,898
L’Oréal S.A. (l)	15,568	3,100,811
Reckitt Benckiser Group PLC	38,156	3,514,231

		$19,216,835
Electrical Equipment - 2.6%
Amphenol Corp.	36,671	$2,651,680
Fortive Corp.	13,655	863,815
Mettler-Toledo International, Inc. (a)	5,995	3,077,953

		$6,593,448
Electronics - 3.8%
Samsung Electronics Co. Ltd.	908	$1,780,251
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,638	4,750,109
Texas Instruments, Inc.	40,524	3,208,690

		$9,739,050
Entertainment - 1.7%
Time Warner, Inc.	14,054	$1,395,141
Twenty-First Century Fox, Inc.	96,824	2,957,005

		$4,352,146

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 5.2%
Chr. Hansen Holding A.S.	10,553	$711,235
Danone S.A. (l)	30,709	2,146,905
Mead Johnson Nutrition Co., “A”	38,225	3,391,322
Nestle S.A.	69,719	5,370,815
PepsiCo, Inc.	15,347	1,738,508

		$13,358,785
Food & Drug Stores - 2.0%
CVS Health Corp.	27,311	$2,251,519
Sundrug Co. Ltd.	80,400	2,820,040

		$5,071,559
Gaming & Lodging - 1.4%
Paddy Power Betfair PLC	32,840	$3,657,956

General Merchandise - 1.2%
Dollarama, Inc.	16,369	$1,432,985
Lojas Renner S.A.	184,695	1,721,233

		$3,154,218
Insurance - 1.3%
Aon PLC	26,674	$3,196,612

Internet - 6.2%
Alibaba Group Holding Ltd., ADR (a)	29,464	$3,403,092
Alphabet, Inc., “A” (a)	9,974	9,221,162
Baidu, Inc., ADR (a)	5,508	992,707
NAVER Corp.	3,221	2,264,522

		$15,881,483
Leisure & Toys - 0.8%
Electronic Arts, Inc. (a)	22,546	$2,137,812

Machinery & Tools - 1.5%
Colfax Corp. (a)	37,339	$1,511,109
Fastenal Co.	17,548	784,045
Schindler Holding AG	6,992	1,428,617

		$3,723,771
Medical & Health Technology & Services - 0.2%
Express Scripts Holding Co. (a)	9,953	$610,517

Medical Equipment - 7.8%
Abbott Laboratories	105,082	$4,585,778
Cooper Cos., Inc.	8,202	1,643,107

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Danaher Corp.	23,019	$1,918,173
Sonova Holding AG	12,420	1,836,163
Thermo Fisher Scientific, Inc.	33,921	5,608,159
Waters Corp. (a)	12,111	2,057,538
Zimmer Biomet Holdings, Inc.	18,786	2,247,745

		$19,896,663
Oil Services - 0.7%
Schlumberger Ltd.	22,886	$1,661,295

Other Banks & Diversified Financials - 5.9%
Credicorp Ltd.	11,584	$1,779,997
HDFC Bank Ltd.	173,562	4,223,441
Julius Baer Group Ltd.	46,859	2,441,848
Mastercard, Inc., “A”	18,736	2,179,372
Visa, Inc., “A”	49,193	4,487,385

		$15,112,043
Pharmaceuticals - 3.6%
Eli Lilly & Co.	30,482	$2,501,353
Roche Holding AG	16,823	4,401,032
Zoetis, Inc.	43,075	2,416,938

		$9,319,323
Printing & Publishing - 1.4%
Moody’s Corp.	29,168	$3,451,158

Railroad & Shipping - 1.6%
Adani Ports and Special Economic Zone Ltd. (a)	271,762	$1,384,368
Union Pacific Corp.	24,462	2,738,766

		$4,123,134
Restaurants - 2.6%
Starbucks Corp.	47,643	$2,861,439
Whitbread PLC	70,896	3,705,118

		$6,566,557
Specialty Chemicals - 4.6%
Croda International PLC	60,905	$2,969,200
Ecolab, Inc.	33,141	4,278,172
Sika AG	470	2,999,497
Symrise AG	21,811	1,526,973

		$11,773,842

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 2.2%
AutoZone, Inc. (a)	3,618	$2,504,343
TJX Cos., Inc.	39,224	3,084,575

		$5,588,918
Total Common Stocks (Identified Cost, $181,883,925)		$252,571,055

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C”, (a) (Identified Cost, $0)	18,143,979	$23,500

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $2,219,146)	2,219,368	$2,219,368

Collateral for Securities Loaned - 1.2%
JPMorgan U.S. Government Money Market Fund, 0.67% (j) (Identified Cost, $3,160,051)	3,160,051	$3,160,051
Total Investments (Identified Cost, $187,263,122)		$257,973,974

Other Assets, Less Liabilities - (0.8)%		(2,107,594)
Net Assets - 100.0%		$255,866,380

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $185,043,976)	$255,754,606
Underlying affiliated funds, at value (identified cost, $2,219,146)	2,219,368
Total investments, at value, including $2,971,890 of securities on loan (identified cost, $187,263,122)	$257,973,974
Cash	20,483
Receivables for
Investments sold	65
Fund shares sold	810,326
Interest and dividends	698,370
Other assets	946
Total assets	$259,504,164
Liabilities
Payables for
Investments purchased	$39,439
Fund shares reacquired	313,376
Collateral for securities loaned, at value	3,160,051
Payable to affiliates
Investment adviser	14,881
Shareholder servicing costs	80,312
Distribution and service fees	6,256
Payable for independent Trustees’ compensation	5,370
Accrued expenses and other liabilities	18,099
Total liabilities	$3,637,784
Net assets	$255,866,380
Net assets consist of
Paid-in capital	$181,969,428
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	70,708,082
Accumulated net realized gain (loss) on investments and foreign currency	2,614,330
Undistributed net investment income	574,540
Net assets	$255,866,380
Shares of beneficial interest outstanding	7,077,642

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$182,800,663	5,018,992	$36.42
Class B	4,832,137	150,292	32.15
Class C	14,025,285	441,378	31.78
Class I	36,667,706	984,383	37.25
Class R1	855,178	26,968	31.71
Class R2	3,000,078	84,842	35.36
Class R3	4,145,688	114,388	36.24
Class R4	562,160	15,418	36.46
Class R6	8,977,485	240,981	37.25

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $38.64 [100 / 94.25 x $36.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,116,328
Interest	3,826
Other	42,812
Dividends from underlying affiliated funds	8,397
Foreign taxes withheld	(97,771)
Total investment income	$2,073,592
Expenses
Management fee	$1,048,924
Distribution and service fees	319,182
Shareholder servicing costs	164,073
Administrative services fee	23,062
Independent Trustees’ compensation	5,451
Custodian fee	29,238
Reimbursement of custodian expenses	(154,384)
Shareholder communications	15,565
Audit and tax fees	35,825
Legal fees	1,125
Miscellaneous	77,488
Total expenses	$1,565,549
Fees paid indirectly	(31)
Reduction of expenses by investment adviser and distributor	(70,809)
Net expenses	$1,494,709
Net investment income	$578,883
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$3,053,416
Underlying affiliated funds	(158)
Foreign currency	(7,320)
Net realized gain (loss) on investments and foreign currency	$3,045,938
Change in unrealized appreciation (depreciation)
Investments	$24,806,468
Translation of assets and liabilities in foreign currencies	6,976
Net unrealized gain (loss) on investments and foreign currency translation	$24,813,444
Net realized and unrealized gain (loss) on investments and foreign currency	$27,859,382
Change in net assets from operations	$28,438,265

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$578,883	$235,365
Net realized gain (loss) on investments and foreign currency	3,045,938	3,477,082
Net unrealized gain (loss) on investments and foreign currency translation	24,813,444	(308,690)
Change in net assets from operations	$28,438,265	$3,403,757
Distributions declared to shareholders
From net investment income	$(218,103)	$(600,028)
From net realized gain on investments	(3,609,099)	(11,770,061)
Total distributions declared to shareholders	$(3,827,202)	$(12,370,089)
Change in net assets from fund share transactions	$5,719,959	$10,970,087
Total change in net assets	$30,331,022	$2,003,755
Net assets
At beginning of period	225,535,358	223,531,603
At end of period (including undistributed net investment income of $574,540 and $213,760, respectively)	$255,866,380	$225,535,358

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$32.89		$34.24	$34.44	$33.89	$27.45	$25.50
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.05	$0.11	$0.12	$0.10	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	3.98		0.49	1.16	1.57	6.41	1.93
Total from investment operations	$4.07		$0.54	$1.27	$1.69	$6.51	$2.02
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.10)	$(0.10)	$(0.09)	$(0.07)	$(0.07)
From net realized gain on investments	(0.52)		(1.79)	(1.37)	(1.05)	—	—
Total distributions declared to shareholders	$(0.54)		$(1.89)	$(1.47)	$(1.14)	$(0.07)	$(0.07)
Net asset value, end of period (x)	$36.42		$32.89	$34.24	$34.44	$33.89	$27.45
Total return (%) (r)(s)(t)(x)	12.59	(c)(n)	1.91	3.92	5.21	23.77	7.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)(c)	1.46	1.45	1.45	1.49	1.53
Expenses after expense reductions (f)	1.26	(a)(c)	1.43	1.44	1.44	1.49	1.53
Net investment income	0.51	(a)(c)(l)	0.16	0.32	0.35	0.33	0.33
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$182,801		$173,456	$181,489	$185,254	$186,818	$159,905

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.18		$30.72	$31.18	$30.92	$25.18	$23.49
Income (loss) from investment operations
Net investment loss (d)	$(0.04	)(c)	$(0.17)	$(0.13)	$(0.13)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.53		0.42	1.04	1.44	5.86	1.79
Total from investment operations	$3.49		$0.25	$0.91	$1.31	$5.74	$1.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.52)		$(1.79)	$(1.37)	$(1.05)	$—	$—
Net asset value, end of period (x)	$32.15		$29.18	$30.72	$31.18	$30.92	$25.18
Total return (%) (r)(s)(t)(x)	12.19	(c)(n)	1.13	3.12	4.44	22.80	7.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)(c)	2.21	2.20	2.20	2.24	2.28
Expenses after expense reductions (f)	2.01	(a)(c)	2.19	2.19	2.19	2.24	2.28
Net investment loss	(0.24	)(a)(c)(l)	(0.60)	(0.43)	(0.41)	(0.42)	(0.43)
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$4,832		$4,823	$6,036	$6,903	$8,165	$7,966

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.85		$30.39	$30.86	$30.62	$24.93	$23.25
Income (loss) from investment operations
Net investment loss (d)	$(0.04	)(c)	$(0.17)	$(0.13)	$(0.13)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.49		0.42	1.03	1.42	5.81	1.78
Total from investment operations	$3.45		$0.25	$0.90	$1.29	$5.69	$1.68
Less distributions declared to shareholders
From net realized gain on investments	$(0.52)		$(1.79)	$(1.37)	$(1.05)	$—	$—
Net asset value, end of period (x)	$31.78		$28.85	$30.39	$30.86	$30.62	$24.93
Total return (%) (r)(s)(t)(x)	12.19	(c)(n)	1.15	3.12	4.42	22.82	7.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)(c)	2.21	2.20	2.20	2.24	2.28
Expenses after expense reductions (f)	2.01	(a)(c)	2.19	2.19	2.19	2.24	2.28
Net investment loss	(0.24	)(a)(c)(l)	(0.59)	(0.43)	(0.41)	(0.43)	(0.42)
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$14,025		$13,109	$13,988	$13,431	$13,433	$11,304

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$33.68		$34.99	$35.18	$34.59	$28.02	$26.03
Income (loss) from investment operations
Net investment income (d)	$0.14	(c)	$0.10	$0.22	$0.20	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	4.07		0.53	1.15	1.61	6.53	1.97
Total from investment operations	$4.21		$0.63	$1.37	$1.81	$6.71	$2.13
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.15)	$(0.19)	$(0.17)	$(0.14)	$(0.14)
From net realized gain on investments	(0.52)		(1.79)	(1.37)	(1.05)	—	—
Total distributions declared to shareholders	$(0.64)		$(1.94)	$(1.56)	$(1.22)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$37.25		$33.68	$34.99	$35.18	$34.59	$28.02
Total return (%) (r)(s)(x)	12.74	(c)(n)	2.17	4.13	5.47	24.05	8.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)(c)	1.21	1.20	1.20	1.24	1.28
Expenses after expense reductions (f)	1.05	(a)(c)	1.18	1.20	1.20	1.24	1.28
Net investment income	0.81	(a)(c)(l)	0.30	0.61	0.59	0.56	0.58
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$36,668		$18,070	$5,920	$13,174	$11,511	$7,513

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.79		$30.33	$30.80	$30.57	$24.88	$23.22
Income (loss) from investment operations
Net investment loss (d)	$(0.04	)(c)	$(0.17)	$(0.14)	$(0.14)	$(0.12)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.48		0.42	1.04	1.42	5.81	1.75
Total from investment operations	$3.44		$0.25	$0.90	$1.28	$5.69	$1.66
Less distributions declared to shareholders
From net realized gain on investments	$(0.52)		$(1.79)	$(1.37)	$(1.05)	$—	$—
Net asset value, end of period (x)	$31.71		$28.79	$30.33	$30.80	$30.57	$24.88
Total return (%) (r)(s)(x)	12.18	(c)(n)	1.15	3.13	4.39	22.87	7.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)(c)	2.21	2.20	2.20	2.24	2.28
Expenses after expense reductions (f)	2.01	(a)(c)	2.19	2.20	2.20	2.24	2.28
Net investment loss	(0.24	)(a)(c)(l)	(0.59)	(0.45)	(0.44)	(0.42)	(0.39)
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$855		$801	$784	$687	$867	$763

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015		2014		2013	2012

Net asset value, beginning of period	$31.97		$33.33	$33.55		$33.04		$26.76	$24.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	(c)	$(0.03)	$0.02		$0.03		$0.03	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.87		0.48	1.13		1.53		6.25	1.90
Total from investment operations	$3.91		$0.45	$1.15		$1.56		$6.28	$1.92
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.00	)(w)	$(0.00	)(w)	$—	$—
From net realized gain on investments	(0.52)		(1.79)	(1.37)		(1.05)		—	—
Total distributions declared to shareholders	$(0.52)		$(1.81)	$(1.37)		$(1.05)		$—	$—
Net asset value, end of period (x)	$35.36		$31.97	$33.33		$33.55		$33.04	$26.76
Total return (%) (r)(s)(x)	12.44	(c)(n)	1.66	3.65		4.94		23.47	7.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)(c)	1.71	1.70		1.70		1.74	1.78
Expenses after expense reductions (f)	1.51	(a)(c)	1.69	1.70		1.70		1.74	1.78
Net investment income (loss)	0.26	(a)(c)(l)	(0.10)	0.06		0.10		0.08	0.09
Portfolio turnover	15	(n)	28	26		27		31	37
Net assets at end of period (000 omitted)	$3,000		$2,797	$3,083		$3,050		$3,372	$3,250

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$32.73		$34.08	$34.29	$33.75	$27.35	$25.41
Income (loss) from investment operations
Net investment income (d)	$0.08	(c)	$0.05	$0.11	$0.12	$0.10	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	3.97		0.49	1.15	1.56	6.38	1.93
Total from investment operations	$4.05		$0.54	$1.26	$1.68	$6.48	$2.02
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.10)	$(0.10)	$(0.09)	$(0.08)	$(0.08)
From net realized gain on investments	(0.52)		(1.79)	(1.37)	(1.05)	—	—
Total distributions declared to shareholders	$(0.54)		$(1.89)	$(1.47)	$(1.14)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$36.24		$32.73	$34.08	$34.29	$33.75	$27.35
Total return (%) (r)(s)(x)	12.59	(c)(n)	1.91	3.90	5.21	23.74	8.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)(c)	1.46	1.45	1.45	1.49	1.53
Expenses after expense reductions (f)	1.26	(a)(c)	1.44	1.45	1.44	1.49	1.53
Net investment income	0.50	(a)(c)(l)	0.16	0.31	0.34	0.32	0.32
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$4,146		$4,070	$3,664	$4,002	$3,419	$2,942

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$32.96		$34.32	$34.52	$33.97	$27.52	$25.57
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.13	$0.20	$0.21	$0.12	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.99		0.48	1.16	1.56	6.47	1.95
Total from investment operations	$4.12		$0.61	$1.36	$1.77	$6.59	$2.09
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.19)	$(0.17)	$(0.14)	$(0.14)
From net realized gain on investments	(0.52)		(1.79)	(1.37)	(1.05)	—	—
Total distributions declared to shareholders	$(0.62)		$(1.97)	$(1.56)	$(1.22)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$36.46		$32.96	$34.32	$34.52	$33.97	$27.52
Total return (%) (r)(s)(x)	12.74	(c)(n)	2.13	4.18	5.47	24.05	8.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)(c)	1.21	1.20	1.20	1.25	1.28
Expenses after expense reductions (f)	1.02	(a)(c)	1.20	1.20	1.19	1.25	1.28
Net investment income	0.76	(a)(c)(l)	0.41	0.58	0.62	0.39	0.51
Portfolio turnover	15	(n)	28	26	27	31	37
Net assets at end of period (000 omitted)	$562		$506	$703	$881	$942	$292

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31			Period ended 10/31/13 (i)
Class R6			2016	2015	2014

Net asset value, beginning of period	$33.68		$35.03	$35.20	$34.61	$30.79
Income (loss) from investment operations
Net investment income (d)	$0.14	(c)	$0.16	$0.05	$0.23	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	4.08		0.49	1.36	1.60	3.67	(g)
Total from investment operations	$4.22		$0.65	$1.41	$1.83	$3.82
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.21)	$(0.21)	$(0.19)	$—
From net realized gain on investments	(0.52)		(1.79)	(1.37)	(1.05)	—
Total distributions declared to shareholders	$(0.65)		$(2.00)	$(1.58)	$(1.24)	$—
Net asset value, end of period (x)	$37.25		$33.68	$35.03	$35.20	$34.61
Total return (%) (r)(s)(x)	12.77	(c)(n)	2.22	4.27	5.52	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)(c)	1.14	1.11	1.13	1.15	(a)
Expenses after expense reductions (f)	0.94	(a)(c)	1.12	1.11	1.12	1.15	(a)
Net investment income	0.84	(a)(c)(l)	0.48	0.14	0.66	0.68	(a)
Portfolio turnover	15	(n)	28	26	27	31
Net assets at end of period (000 omitted)	$8,977		$7,904	$7,864	$119	$112

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

25

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

26

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$147,305,501	$—	$—	$147,305,501
United Kingdom	26,899,203	23,500	—	26,922,703
Switzerland	19,540,203	—	—	19,540,203
France	15,393,594	—	—	15,393,594
Japan	6,024,938	—	—	6,024,938
India	5,607,809	—	—	5,607,809
Brazil	4,888,874	—	—	4,888,874
Taiwan	4,750,109	—	—	4,750,109
China	4,395,799	—	—	4,395,799
Other Countries	17,765,025	—	—	17,765,025
Mutual Funds	5,379,419	—	—	5,379,419
Total Investments	$257,950,474	$23,500	$—	$257,973,974

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund

27

Notes to Financial Statements (unaudited) – continued

to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,971,890. The fair value of the fund’s investment securities on loan and a related liability of $3,160,051 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

28

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$600,028
Long-term capital gains	11,770,061
Total distributions	$12,370,089

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$187,682,085
Gross appreciation	72,546,720
Gross depreciation	(2,254,831)
Net unrealized appreciation (depreciation)	$70,291,889

As of 10/31/16
Undistributed ordinary income	244,053
Undistributed long-term capital gain	3,570,255
Other temporary differences	(13,840)
Net unrealized appreciation (depreciation)	45,485,421

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/17	Year ended 10/31/16	Six months ended 4/30/17	Year ended 10/31/16
Class A	$107,406	$510,478	$2,699,409	$9,443,484
Class B	—	—	83,063	350,542
Class C	—	—	232,989	814,360
Class I	77,089	26,849	341,239	312,111
Class R1	—	—	14,350	46,324
Class R2	—	1,461	45,401	166,900
Class R3	2,327	10,284	62,208	194,711
Class R4	1,519	3,618	8,108	36,923
Class R6	29,762	47,338	122,332	404,706
Total	$218,103	$600,028	$3,609,099	$11,770,061

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $8,749, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.08%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2018. For the six months ended April 30, 2017, this reduction amounted to $54,139 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,135 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$214,723
Class B	0.75%	0.25%	1.00%	1.00%	23,322
Class C	0.75%	0.25%	1.00%	1.00%	65,105
Class R1	0.75%	0.25%	1.00%	1.00%	4,004
Class R2	0.25%	0.25%	0.50%	0.50%	7,005
Class R3	—	0.25%	0.25%	0.25%	5,023
Total Distribution and Service Fees					$319,182

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $7,569, $87, and $265 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$423
Class B	2,643
Class C	1,271

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $46,795, which equated to 0.0402% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $117,278.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

32

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0198% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $451 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,672 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $214 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $184,254 and $50,461, respectively. The sales transactions resulted in net realized gains (losses) of $1,012.

33

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $36,910,320 and $33,795,235 respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	240,361	$8,120,118	501,769	$16,284,753
Class B	12,608	376,225	17,881	513,335
Class C	28,362	846,271	47,399	1,345,144
Class I	521,385	17,903,786	437,823	14,997,593
Class R1	1,284	38,426	1,608	45,389
Class R2	4,614	151,861	10,494	325,888
Class R3	2,918	97,907	22,738	719,948
Class R4	1,236	41,420	2,086	66,723
Class R6	13,470	462,074	29,618	961,756
	826,238	$28,038,088	1,071,416	$35,260,529

Shares issued to shareholders in reinvestment of distributions
Class A	82,205	$2,651,935	299,305	$9,290,432
Class B	2,867	81,890	12,306	341,113
Class C	6,713	189,511	24,175	662,404
Class I	11,982	395,031	8,472	268,744
Class R1	509	14,350	1,694	46,324
Class R2	1,348	42,269	5,342	161,477
Class R3	2,010	64,535	6,636	204,995
Class R4	298	9,627	1,306	40,540
Class R6	32	1,042	96	3,035
	107,964	$3,450,190	359,332	$11,019,064

Shares reacquired
Class A	(577,077)	$(19,335,268)	(828,207)	$(26,691,774)
Class B	(30,425)	(908,529)	(61,446)	(1,748,311)
Class C	(48,071)	(1,408,906)	(77,481)	(2,210,886)
Class I	(85,431)	(2,953,401)	(79,023)	(2,629,654)
Class R1	(2,632)	(77,296)	(1,341)	(39,331)
Class R2	(8,608)	(279,573)	(20,837)	(656,493)
Class R3	(14,883)	(507,818)	(12,532)	(414,631)
Class R4	(1,474)	(52,224)	(8,512)	(273,662)
Class R6	(7,161)	(245,304)	(19,567)	(644,764)
	(775,762)	$(25,768,319)	(1,108,946)	$(35,309,506)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(254,511)	$(8,563,215)	(27,133)	$(1,116,589)
Class B	(14,950)	(450,414)	(31,259)	(893,863)
Class C	(12,996)	(373,124)	(5,907)	(203,338)
Class I	447,936	15,345,416	367,272	12,636,683
Class R1	(839)	(24,520)	1,961	52,382
Class R2	(2,646)	(85,443)	(5,001)	(169,128)
Class R3	(9,955)	(345,376)	16,842	510,312
Class R4	60	(1,177)	(5,120)	(166,399)
Class R6	6,341	217,812	10,147	320,027
	158,440	$5,719,959	321,802	$10,970,087

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $755 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,151,745	19,525,750	(19,458,127)	2,219,368

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(158)	$—	$8,397	$2,219,368

35

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VIII, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	402,122,082.301	13,969,268.662
John A. Caroselli	401,990,192.756	14,101,158.207
Maureen R. Goldfarb	402,691,481.783	13,399,869.180
David H. Gunning	401,666,577.345	14,424,773.618
Michael Hegarty	401,493,655.749	14,597,965.214
John P. Kavanaugh	403,117,315.905	12,974,035.058
Robert J. Manning	402,269,607.134	13,821,743.829
Clarence Otis, Jr.	397,849,397.366	18,241,953.597
Maryanne L. Roepke	402,467,740.956	13,623,610.007
Robin A. Stelmach	402,778,494.125	13,312,856.839
Laurie J. Thomsen	398,600,600.950	17,490,750.013

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

37

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2017

MFS® STRATEGIC INCOME FUND

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	35.5%
High Yield Corporates	31.3%
U.S. Treasury Securities	17.4%
Collateralized Debt Obligations	8.5%
Emerging Markets Bonds	6.1%
Commercial Mortgage-Backed Securities	1.5%
Floating Rate Loans	0.8%
Non-U.S. Government Bonds	0.5%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.3%

Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	3.0%
A	15.6%
BBB	26.6%
BB	17.3%
B	15.2%
CCC	3.4%
CC	0.1%
C	0.1%
D	0.1%
U.S. Government	12.2%
Federal Agencies	0.5%
Not Rated	5.9%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	2.7%
Other	(5.2)%

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	10.4 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.04%	$1,000.00	$1,019.86	$5.21
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
B	Actual	1.80%	$1,000.00	$1,016.06	$9.00
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,016.07	$9.00
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,019.57	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 65.2%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 10.2%
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.173%, 7/15/2026 (n)	$1,710,000	$1,703,369
Allegro CLO Ltd., 2014-1A, “BR”, FRN, 3.556%, 1/21/2027 (n)	869,893	869,854
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	247,525	247,321
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.358%, 10/17/2026 (z)	1,710,000	1,710,084
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.593%, 12/28/2040 (z)	292,977	223,145
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.369%, 8/01/2024 (z)	1,685,000	1,685,856
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.737%, 7/27/2026 (n)	944,440	944,437
Cent CLO LP, 2014-21A, “BR”, FRN, 3.57%, 7/27/2026 (n)	1,633,430	1,630,766
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,898,649
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.139%, 9/15/2039	253,152	253,860
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.829%, 6/15/2039	543,297	547,393
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	638,983	102,755
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.308%, 4/18/2026 (z)	2,130,000	2,119,475
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.172%, 10/15/2026 (n)	462,896	462,557
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.408%, 7/15/2026 (n)	1,700,000	1,699,981
Falcon Franchise Loan LLC, FRN, 7.583%, 1/05/2023 (i)(z)	86,154	3,495
First Union-Lehman Brothers Bank of America, FRN, 1.122%, 11/18/2035 (i)	1,781,581	11,262
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.338%, 1/19/2025 (n)	1,787,248	1,790,519
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.358%, 4/19/2026 (n)	1,250,000	1,245,714
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026 (z)	1,700,000	1,698,031
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 6.004%, 6/15/2049	1,280,263	1,312,840
Morgan Stanley Capital I Trust, “AM”, FRN, 5.893%, 4/15/2049	483,995	483,439
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)	950,550	12,262
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026 (z)	1,700,000	1,701,750
Race Point CLO Ltd., 2013-8A, “CR”, FRN, 3.552%, 2/20/2030 (n)	1,700,000	1,704,264
Shackleton CLO Ltd., 2014-6A, “CR”, FRN, 3.408%, 7/17/2026 (z)	1,710,000	1,711,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	$340,136	$341,073
Voya CLO Ltd., 2013-3A, “BR”, FRN, 3.308%, 1/18/2026 (z)	1,710,000	1,710,000
Voya CLO Ltd., FRN, 4.108%, 10/15/2022 (n)	2,078,534	2,078,659

		$31,904,592
Automotive - 0.6%
General Motors Financial Co., Inc., 3.45%, 4/10/2022	$1,984,000	$2,004,380

Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020	$960,000	$1,052,129

Broadcasting - 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$801,000	$797,480

Building - 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$1,054,000	$1,100,949
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	300,000	312,750

		$1,413,699
Business Services - 0.9%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$335,000	$339,348
Fidelity National Information Services, Inc., 3%, 8/15/2026	2,475,000	2,371,424

		$2,710,772
Cable TV - 1.1%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$1,138,000	$1,123,973
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	1,021,693
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,173,146

		$3,318,812
Chemicals - 0.5%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$200,000	$204,000
Dow Chemical Co., 8.55%, 5/15/2019	1,270,000	1,432,655

		$1,636,655
Computer Software - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$958,000	$1,052,199
Microsoft Corp., 3.125%, 11/03/2025	1,576,000	1,611,666
Microsoft Corp., 4.25%, 2/06/2047	1,705,000	1,774,233

		$4,438,098

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.6%
Apple, Inc., 4.25%, 2/09/2047	$1,705,000	$1,758,670

Conglomerates - 0.5%
Johnson Controls International PLC, 5.7%, 3/01/2041	$1,340,000	$1,532,510

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$113,663

Consumer Products - 0.5%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$490,000	$499,243
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	921,000	951,737

		$1,450,980
Consumer Services - 0.6%
Visa, Inc., 4.15%, 12/14/2035	$1,705,000	$1,805,124

Containers - 0.1%
San Miguel Industrias PET S.A., 7.75%, 11/06/2020	$428,000	$451,540

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/2018	$344,000	$347,196

Emerging Market Quasi-Sovereign - 1.6%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$218,000	$223,893
BRPL International Singapore Pte Ltd., 4.375%, 1/18/2027	747,000	771,481
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	320,000	318,800
Gaz Capital S.A., 7.288%, 8/16/2037	538,000	638,672
KazMunayGas National Co., 4.75%, 4/19/2027 (n)	471,000	468,056
Korea Gas Corp., 2.25%, 7/25/2017 (n)	700,000	700,896
Pertamina PT, 6%, 5/03/2042 (n)	201,000	213,576
Petroleos Mexicanos, 6.5%, 6/02/2041	292,000	292,438
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	200,000	208,374
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	689,000	760,415
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (z)	470,000	468,870

		$5,065,471
Emerging Market Sovereign - 2.1%
Government of Ukraine, 7.75%, 9/01/2021	$780,000	$777,598
Republic of Argentina, 6.875%, 1/26/2027	602,000	636,013
Republic of Argentina, 7.125%, 7/06/2036	607,000	614,284
Republic of Gabon, 6.95%, 6/16/2025	619,000	612,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Kenya, 6.875%, 6/24/2024		$304,000	$307,861
Republic of Paraguay, 4.625%, 1/25/2023		400,000	419,000
Republic of Paraguay, 6.1%, 8/11/2044		594,000	640,035
Republic of Peru, 8.2%, 8/12/2026	PEN	1,716,000	626,628
Republic of Sri Lanka, 6.825%, 7/18/2026		$590,000	619,555
Republic of Zambia, 8.97%, 7/30/2027		287,000	306,430
Russian Federation, 4.875%, 9/16/2023		200,000	216,796
Russian Federation, 5.625%, 4/04/2042 (n)		200,000	222,740
United Mexican States, 8.5%, 5/31/2029	MXN	10,510,000	610,649

			$6,610,449
Energy - Independent - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$200,000	$193,300
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		602,000	581,833

			$775,133
Energy - Integrated - 0.7%
Shell International Finance B.V., 2.875%, 5/10/2026		$2,275,000	$2,245,414

Food & Beverages - 3.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026		$2,514,000	$2,561,844
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		904,000	951,695
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		780,000	801,331
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025		1,570,000	1,614,797
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)		1,400,000	1,394,029
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)		784,000	843,445
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)		343,000	345,772
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		1,051,000	1,084,726

			$9,597,639
Food & Drug Stores - 0.7%
CVS Health Corp., 3.875%, 7/20/2025		$1,293,000	$1,345,045
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021		792,000	815,453

			$2,160,498
Insurance - 1.5%
American International Group, Inc., 3.75%, 7/10/2025		$1,461,000	$1,476,443
American International Group, Inc., 3.9%, 4/01/2026		1,706,000	1,739,740
Unum Group, 4%, 3/15/2024		1,384,000	1,426,047

			$4,642,230
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/2025		$1,479,000	$1,555,522

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,595,051
CNA Financial Corp., 5.875%, 8/15/2020	990,000	1,096,914
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,279,000	1,319,222
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	1,095,000	1,096,205

		$5,107,392
International Market Quasi-Sovereign - 0.5%
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	$1,530,000	$1,531,074

Major Banks - 9.6%
Bank of America Corp., 2.151%, 11/09/2020	$790,000	$784,573
Bank of America Corp., 4.125%, 1/22/2024	1,371,000	1,440,859
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,088,016
Bank of America Corp., 4.183%, 11/25/2027	1,455,000	1,469,793
Barclays PLC, 3.25%, 1/12/2021	2,086,000	2,117,373
Barclays PLC, 4.95%, 1/10/2047	1,706,000	1,752,419
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	332,948
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	950,000	961,421
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,063,000	1,199,295
Goldman Sachs Group, Inc., 3%, 4/26/2022	960,000	967,634
Goldman Sachs Group, Inc., FRN, 2.173%, 10/23/2019	410,000	414,664
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,504,288
JPMorgan Chase & Co., 2.2%, 10/22/2019	1,080,000	1,084,676
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	400,000	406,339
Morgan Stanley, 7.3%, 5/13/2019	250,000	275,674
Morgan Stanley, 5.625%, 9/23/2019	420,000	453,537
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,041,430
Morgan Stanley, 3.625%, 1/20/2027	4,691,000	4,703,774
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	1,611,000	1,737,483
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/31/2065	1,191,000	1,233,429
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,048,000	1,079,696

		$30,049,321
Medical & Health Technology & Services - 0.2%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$640,000	$644,554

Medical Equipment - 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$798,000	$809,647
Abbott Laboratories, 4.75%, 11/30/2036	1,279,000	1,324,593

		$2,134,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 1.6%
Barrick Gold Corp., 4.1%, 5/01/2023	$427,000	$464,302
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	500,000	497,500
Freeport-McMoRan, Inc., 3.1%, 3/15/2020	810,000	798,863
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	660,000	659,809
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	953,000	979,122
Glencore Funding LLC, 4%, 4/16/2025 (n)	479,000	479,948
Kinross Gold Corp., 5.95%, 3/15/2024	924,000	990,713

		$4,870,257
Midstream - 1.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,162,000	$1,195,240
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	152,000	155,467
Enbridge, Inc., 5.5%, 12/01/2046	1,706,000	1,874,331
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	1,070,000	1,173,432
Spectra Energy Capital LLC, 8%, 10/01/2019	679,000	761,778

		$5,160,248
Mortgage-Backed - 0.4%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$192,813	$206,362
Fannie Mae, 6.5%, 5/01/2031	29,047	33,799
Fannie Mae, 6%, 11/01/2034	264,945	302,514
Freddie Mac, 4.224%, 3/25/2020	818,658	869,483

		$1,412,158
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$462,000	$481,058

Network & Telecom - 0.8%
AT&T, Inc., 5.45%, 3/01/2047	$2,554,000	$2,636,512

Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$435,776	$169,953

Oils - 1.1%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$575,000	$572,905
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,706,000	1,578,540
Valero Energy Corp., 3.4%, 9/15/2026	1,231,000	1,192,215

		$3,343,660
Other Banks & Diversified Financials - 0.9%
Citizens Financial Group, Inc., 4.3%, 12/03/2025	$976,000	$1,016,126
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)	645,000	777,225
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	645,000	704,880
SunTrust Banks, Inc., 3.3%, 5/15/2026	381,000	373,208

		$2,871,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 1.4%
Actavis Funding SCS, 4.75%, 3/15/2045	$1,595,000	$1,624,493
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,051,000	1,069,171
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	1,682,000	1,649,157

		$4,342,821
Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,000,000	$1,017,500
Corporacion Andina de Fomento, 4.375%, 6/15/2022	1,290,000	1,388,208

		$2,405,708
Telecommunications - Wireless - 0.4%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$316,000	$300,200
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,067,152

		$1,367,352
Tobacco - 0.7%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$959,000	$991,261
Reynolds American, Inc., 8.125%, 6/23/2019	640,000	718,334
Reynolds American, Inc., 6.875%, 5/01/2020	480,000	542,427

		$2,252,022
Transportation - Services - 0.2%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$575,000	$611,716

U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$13,625,000	$15,196,126
U.S. Treasury Bonds, 2.5%, 2/15/2045	7,090,000	6,460,763
U.S. Treasury Notes, 1.375%, 12/15/2019	15,000,000	14,995,905
U.S. Treasury Notes, 1.75%, 2/28/2022	1,450,000	1,445,469

		$38,098,263
Utilities - Electric Power - 1.6%
Dominion Resources, Inc., 3.9%, 10/01/2025	$840,000	$864,843
EDP Finance B.V., 4.9%, 10/01/2019 (n)	274,000	287,740
EDP Finance B.V., 5.25%, 1/14/2021 (n)	554,000	592,973
Enel Americas S.A., 4%, 10/25/2026	22,000	21,863
Exelon Corp., 3.497%, 6/01/2022	1,063,000	1,084,041
Great Plains Energy, Inc., 4.85%, 4/01/2047	2,158,000	2,192,392

		$5,043,852
Total Bonds (Identified Cost, $200,599,058)		$203,922,256

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.0%
Issuer	Shares/Par	Value ($)
Energy - Independent - 0.0%
Pacific Exploration & Production Corp. (Identified Cost, $96,603)	2,760	$81,337

Underlying Affiliated Funds - 32.3%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $105,449,200)	10,764,280	$100,968,949

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $6,524,341)	6,524,341	$6,524,341
Total Investments (Identified Cost, $312,669,202)		$311,496,883

Other Assets, Less Liabilities - 0.4%		1,324,125
Net Assets - 100.0%		$312,821,008

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,750,956, representing 14.0% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.358%, 10/17/2026	3/10/17	$1,710,000	$1,710,084
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.593%, 12/28/2040	3/01/06	292,977	223,145
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.369%, 8/01/2024	5/04/16	1,685,000	1,685,856
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.308%, 4/18/2026	3/22/17	2,130,000	2,119,475

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 7.583%, 1/05/2023	1/18/02	$5,243	$3,495
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026	2/09/17	1,700,000	1,698,031
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	111,304	12,262
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026	2/17/17	1,700,000	1,701,750
Shackleton CLO Ltd., 2014-6A, “CR”, FRN, 3.408%, 7/17/2026	4/07/17	1,710,000	1,711,782
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027	4/28/17	468,703	468,870
Voya CLO Ltd., 2013-3A, “BR”, FRN, 3.308%, 1/18/2026	3/31/17	1,710,000	1,710,000
Total Restricted Securities			$13,044,750
% of Net assets			4.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	MXN	Morgan Stanley Capital Services	11,674,000	6/09/17	$605,280	$615,948	$10,668
BUY	TRY	Brown Brothers Harriman	2,272,000	6/09/17	627,445	632,523	5,078
BUY	ZAR	Deutsche Bank AG	190,351	6/09/17	13,841	14,145	304
SELL	ZAR	Goldman Sachs International	7,613,000	6/09/17	588,233	565,733	22,500
SELL	ZAR	JPMorgan Chase Bank N.A.	7,676,911	6/09/17	609,248	570,482	38,766

							$77,316

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	MXN	JPMorgan Chase Bank N.A.	11,704,033	6/09/17	$605,073	$617,533	$(12,460)
BUY	ZAR	JPMorgan Chase Bank N.A.	15,099,560	6/09/17	1,176,955	1,122,069	(54,886)

							$(67,346)

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Long)	USD	85	$18,411,797	June - 2017	$15,637

At April 30, 2017, the fund had liquid securities with an aggregate value of $51,304 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $200,695,661)	$204,003,593
Underlying affiliated funds, at value (identified cost, $111,973,541)	107,493,290
Total investments, at value (identified cost, $312,669,202)	$311,496,883
Receivables for
Forward foreign currency exchange contracts	77,316
Daily variation margin on open futures contracts	63,298
Investments sold	190,750
Fund shares sold	666,297
Interest and dividends	1,655,248
Other assets	1,270
Total assets	$314,151,062
Liabilities
Payables for
Distributions	$66,099
Forward foreign currency exchange contracts	67,346
Investments purchased	493,528
Fund shares reacquired	551,967
Payable to affiliates
Investment adviser	7,499
Shareholder servicing costs	104,305
Distribution and service fees	11,655
Payable for independent Trustees’ compensation	6,874
Accrued expenses and other liabilities	20,781
Total liabilities	$1,330,054
Net assets	$312,821,008
Net assets consist of
Paid-in capital	$320,130,062
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,146,509)
Accumulated net realized gain (loss) on investments and foreign currency	(5,379,307)
Accumulated distributions in excess of net investment income	(783,238)
Net assets	$312,821,008
Shares of beneficial interest outstanding	47,544,122

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$204,287,281	30,998,704	$6.59
Class B	20,684,721	3,158,570	6.55
Class C	34,848,654	5,336,724	6.53
Class I	53,000,352	8,050,124	6.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.88 [100 / 95.75 x $6.59]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,453,229
Dividends from underlying affiliated funds	3,390,428
Other	2,436
Total investment income	$6,846,093
Expenses
Management fee	$906,587
Distribution and service fees	543,922
Shareholder servicing costs	213,160
Administrative services fee	28,483
Independent Trustees’ compensation	5,581
Custodian fee	24,118
Reimbursement of custodian expenses	(5,872)
Shareholder communications	23,877
Audit and tax fees	32,613
Legal fees	2,198
Miscellaneous	51,351
Total expenses	$1,826,018
Fees paid indirectly	(52)
Reduction of expenses by investment adviser and distributor	(81,912)
Net expenses	$1,744,054
Net investment income	$5,102,039
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$759,996
Underlying affiliated funds	682,202
Futures contracts	(1,192,004)
Foreign currency	3,623
Net realized gain (loss) on investments and foreign currency	$253,817
Change in unrealized appreciation (depreciation)
Investments	$(170,288)
Futures contracts	598,148
Translation of assets and liabilities in foreign currencies	10,173
Net unrealized gain (loss) on investments and foreign currency translation	$438,033
Net realized and unrealized gain (loss) on investments and foreign currency	$691,850
Change in net assets from operations	$5,793,889

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$5,102,039	$10,595,401
Net realized gain (loss) on investments and foreign currency	253,817	3,480,217
Net unrealized gain (loss) on investments and foreign currency translation	438,033	4,380,594
Change in net assets from operations	$5,793,889	$18,456,212
Distributions declared to shareholders
From net investment income	$(5,380,785)	$(10,473,998)
Change in net assets from fund share transactions	$3,268,873	$(985,959)
Total change in net assets	$3,681,977	$6,996,255
Net assets
At beginning of period	309,139,031	302,142,776
At end of period (including accumulated distributions in excess of net investment income of $783,238 and $504,492, respectively)	$312,821,008	$309,139,031

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016		2015	2014		2013	2012

Net asset value, beginning of period	$6.58		$6.41		$6.71	$6.74		$6.92	$6.60
Income (loss) from investment operations
Net investment income (d)	$0.11	(c)	$0.24		$0.23	$0.26		$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		0.16		(0.28)	(0.00	)(w)	(0.15)	0.35
Total from investment operations	$0.13		$0.40		$(0.05)	$0.26		$0.12	$0.64
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)		$(0.24)	$(0.29)		$(0.30)	$(0.32)
From tax return of capital	—		—		(0.01)	—		—	—
Total distributions declared to shareholders	$(0.12)		$(0.23)		$(0.25)	$(0.29)		$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.59		$6.58		$6.41	$6.71		$6.74	$6.92
Total return (%) (r)(s)(t)(x)	1.99	(c)(n)	6.45		(0.72)	3.88		1.85	9.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)(c)(h)	1.12	(h)	1.15 (h)	1.14	(h)	1.15 (h)	1.18
Expenses after expense reductions (f)	1.04	(a)(c)(h)	1.05	(h)	1.05 (h)	1.05	(h)	1.05 (h)	1.05
Net investment income	3.48	(a)(c)	3.68		3.44	3.84		3.95	4.38
Portfolio turnover	39	(n)	21		29	22		34	42
Net assets at end of period (000 omitted)	$204,287		$212,431		$215,070	$229,895		$218,674	$222,166

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016		2015	2014		2013	2012

Net asset value, beginning of period	$6.54		$6.36		$6.66	$6.69		$6.86	$6.54
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.19		$0.18	$0.21		$0.22	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.17		(0.28)	(0.00	)(w)	(0.14)	0.35
Total from investment operations	$0.10		$0.36		$(0.10)	$0.21		$0.08	$0.59
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.19)	$(0.24)		$(0.25)	$(0.27)
From tax return of capital	—		—		(0.01)	—		—	—
Total distributions declared to shareholders	$(0.09)		$(0.18)		$(0.20)	$(0.24)		$(0.25)	$(0.27)
Net asset value, end of period (x)	$6.55		$6.54		$6.36	$6.66		$6.69	$6.86
Total return (%) (r)(s)(t)(x)	1.61	(c)(n)	5.84		(1.50)	3.10		1.22	9.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a(c)(h)	1.87	(h)	1.91 (h)	1.89	(h)	1.91 (h)	1.94
Expenses after expense reductions (f)	1.80	(a)(c)(h)	1.80	(h)	1.80 (h)	1.80	(h)	1.80 (h)	1.80
Net investment income	2.76	(a)(c)	2.96		2.73	3.13		3.24	3.66
Portfolio turnover	39	(n)	21		29	22		34	42
Net assets at end of period (000 omitted)	$20,685		$24,052		$28,420	$35,650		$37,673	$39,238

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016		2015	2014	2013	2012

Net asset value, beginning of period	$6.52		$6.35		$6.64	$6.67	$6.84	$6.52
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.19		$0.18	$0.21	$0.22	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.16		(0.27)	(0.01)	(0.14)	0.35
Total from investment operations	$0.10		$0.35		$(0.09)	$0.20	$0.08	$0.59
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)		$(0.19)	$(0.23)	$(0.25)	$(0.27)
From tax return of capital	—		—		(0.01)	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.18)		$(0.20)	$(0.23)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$6.53		$6.52		$6.35	$6.64	$6.67	$6.84
Total return (%) (r)(s)(t)(x)	1.61	(c)(n)	5.68		(1.36)	3.10	1.21	9.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)(c)(h)	1.87	(h)	1.91 (h)	1.89 (h)	1.91 (h)	1.94
Expenses after expense reductions (f)	1.80	(a)(c)(h)	1.80	(h)	1.80 (h)	1.80 (h)	1.80 (h)	1.80
Net investment income	2.78	(a)(c)(h)	2.97		2.74	3.14	3.26	3.68
Portfolio turnover	39	(n)	21		29	22	34	42
Net assets at end of period (000 omitted)	$34,849		$38,836		$43,826	$51,719	$49,910	$54,671

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016		2015	2014	2013	2012

Net asset value, beginning of period	$6.58		$6.40		$6.71	$6.74	$6.91	$6.59
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.25		$0.24	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.18		(0.28)	(0.01)	(0.14)	0.35
Total from investment operations	$0.13		$0.43		$(0.04)	$0.27	$0.15	$0.66
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)		$(0.26)	$(0.30)	$(0.32)	$(0.34)
From tax return of capital	—		—		(0.01)	—	—	—
Total distributions declared to shareholders	$(0.13)		$(0.25)		$(0.27)	$(0.30)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$6.58		$6.58		$6.40	$6.71	$6.74	$6.91
Total return (%) (r)(s)(x)	1.96	(c)(n)	6.88		(0.63)	4.14	2.25	10.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)(c)(h)	0.85	(h)	0.90 (h)	0.89 (h)	0.90 (h)	0.93
Expenses after expense reductions (f)	0.80	(a)(c)(h)	0.80	(h)	0.80 (h)	0.80 (h)	0.80 (h)	0.80
Net investment income	3.70	(a)(c)(h)	3.86		3.68	4.07	4.21	4.61
Portfolio turnover	39	(n)	21		29	22	34	42
Net assets at end of period (000 omitted)	$53,000		$33,820		$14,826	$16,072	$11,636	$11,387

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) is a diversified series of Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current

Notes to Financial Statements (unaudited) – continued

financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities

Notes to Financial Statements (unaudited) – continued

expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$81,337	$—	$—	$81,337
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	38,098,262	—	38,098,262
Non-U.S. Sovereign Debt	—	15,612,700	—	15,612,700
U.S. Corporate Bonds	—	84,454,721	—	84,454,721
Residential Mortgage-Backed Securities	—	1,412,158	—	1,412,158
Commercial Mortgage-Backed Securities	—	4,523,200	—	4,523,200
Asset-Backed Securities (including CDOs)	—	27,381,393	—	27,381,393
Foreign Bonds	—	32,439,822	—	32,439,822
Mutual Funds	107,493,290	—	—	107,493,290
Total Investments	$107,574,627	$203,922,256	$—	$311,496,883

Other Financial Instruments
Futures Contracts – Assets	$15,637	$—	$—	$15,637
Forward Foreign Currency Exchange Contracts – Assets	—	77,316	—	77,316
Forward Foreign Currency Exchange Contracts – Liabilities	—	(67,346)	—	(67,346)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in

Notes to Financial Statements (unaudited) – continued

the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$77,316	$(67,346)
Interest Rate	Interest Rate Futures	15,637	—

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(1,192,004)	$—
Foreign Exchange	—	—
Total	$(1,192,004)	$—

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$598,148	$—
Foreign Exchange	—	9,970
Total	$598,148	$9,970

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s

Notes to Financial Statements (unaudited) – continued

collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$10,473,998

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$313,650,729
Gross appreciation	4,629,087
Gross depreciation	(6,782,933)
Net unrealized appreciation (depreciation)	$(2,153,846)

As of 10/31/16
Undistributed ordinary income	483,070
Capital loss carryforwards	(4,838,420)
Other temporary differences	(990,111)
Net unrealized appreciation (depreciation)	(2,376,697)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/17	$(4,838,420)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/17	Year ended 10/31/16
Class A	$3,723,641	$7,724,650
Class B	323,188	733,940
Class C	525,330	1,187,510
Class I	808,626	827,898
Total	$5,380,785	$10,473,998

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of average daily net assets up to $1 billion, 0.55% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.50% of average daily net assets in excess of $2.5 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $11,355 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until February 28, 2019. For the six months ended April 30, 2017, this reduction amounted to $65,157, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,430 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

Notes to Financial Statements (unaudited) – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$253,421
Class B	0.75%	0.25%	1.00%	1.00%	110,637
Class C	0.75%	0.25%	1.00%	1.00%	179,864
Total Distribution and Service Fees					$543,922

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $5,379, $14, and $7 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$1,294
Class B	26,014
Class C	3,082

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $52,509, which equated to 0.0347% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $160,651.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0188% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $456 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,105 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $294 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

On March 16, 2016, MFS redeemed 595 shares of Class I for an aggregate amount of $3,749.

On March 16, 2017, MFS purchased 38,284 shares of Class I for an aggregate amount of $248,078.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$43,771,786	$16,559,901
Investments (non-U.S. Government securities)	$80,815,732	$97,788,668

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,895,369	$25,360,751	5,261,980	$33,683,197
Class B	103,224	668,799	261,028	1,662,805
Class C	603,707	3,890,046	820,144	5,212,120
Class I	4,278,014	27,853,792	4,989,194	32,515,430
	8,880,314	$57,773,388	11,332,346	$73,073,552

Shares issued to shareholders in reinvestment of distributions
Class A	539,288	$3,516,203	1,134,414	$7,302,074
Class B	42,592	275,963	96,744	618,092
Class C	71,583	462,372	162,379	1,034,815
Class I	107,753	702,958	89,862	583,295
	761,216	$4,957,496	1,483,399	$9,538,276

Shares reacquired
Class A	(5,709,417)	$(37,189,632)	(7,688,442)	$(49,365,491)
Class B	(665,121)	(4,305,186)	(1,145,451)	(7,266,767)
Class C	(1,294,183)	(8,348,370)	(1,933,782)	(12,311,880)
Class I	(1,478,833)	(9,618,823)	(2,251,436)	(14,653,649)
	(9,147,554)	$(59,462,011)	(13,019,111)	$(83,597,787)

Net change
Class A	(1,274,760)	$(8,312,678)	(1,292,048)	$(8,380,220)
Class B	(519,305)	(3,360,424)	(787,679)	(4,985,870)
Class C	(618,893)	(3,995,952)	(951,259)	(6,064,945)
Class I	2,906,934	18,937,927	2,827,620	18,445,076
	493,976	$3,268,873	(203,366)	$(985,959)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $1,044 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	12,812,010	798,154	(2,845,884)	10,764,280
MFS Institutional Money Market Portfolio	19,189,556	71,323,279	(83,988,494)	6,524,341

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$682,661	$—	$3,347,190	$100,968,949
MFS Institutional Money Market Portfolio	(459)	—	43,238	6,524,341

	$682,202	$—	$3,390,428	$107,493,290

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of

Notes to Financial Statements (unaudited) – continued

approximately $570,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust VIII, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	402,122,082.301	13,969,268.662
John A. Caroselli	401,990,192.756	14,101,158.207
Maureen R. Goldfarb	402,691,481.783	13,399,869.180
David H. Gunning	401,666,577.345	14,424,773.618
Michael Hegarty	401,493,655.749	14,597,695.214
John P. Kavanaugh	403,117,315.905	12,974,035.058
Robert J. Manning	402,269,607.134	13,821,743.829
Clarence Otis, Jr.	397,849,397.366	18,241,953.597
Maryanne L. Roepke	402,467,740.956	13,623,610.007
Robin A. Stelmach	402,778,494.125	13,312,856.839
Laurie J. Thomsen	398,600,600.950	17,490,750.013

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.